17. RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]	$ (29)	$ (42)	$ (59)
SACDE [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]			(2)
TGS [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]	(24)	(22)	(21)
SACME [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]
Refinor [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]	(5)	(19)	(34)
Transener [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]
Other [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]		(1)	(2)
CTB [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]
Greenwind [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]
OCP [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]

[1]	Imputed cost of sales. Correspond mainly to natural gas transportation services, purchases of refined products and other services.